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October 21, 2016

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 282 (the “Fund”)

(File No. 333-213887) (CIK# 1684944)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on September 30, 2016. We received verbal comments from the staff of the Commission in a telephone conversation between Matthew Wirig and Anu Dubey on October 18, 2016, requesting that we make a change to the Registration Statement and respond to a question from the staff. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that the sentence on page A-3 stating “Under normal market conditions, at least 80% of the trust’s net assets will be invested in preferred securities” be revised to add “, defined for this purpose as preferred stocks, trust preferred securities and subordinated or junior notes and debentures.” The prospectus has been updated in accordance with this comment.

Comment 2

The staff requested that the Sponsor confirm that the trust will not investment in contingent convertible securities (i.e., securities that automatically convert from preferred or debt securities to common stock upon the occurrence of a specified trigger). We have been advised by the Sponsor that the trust will not investment in these securities.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on December 2, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,
/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP